Deferred income taxes and tax credit - Schedule of unrecognized temporary differences, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	$ 901,344	$ 779,473
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	926,350	818,946
Unused U.S. State R&D tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	918	907
Deductible (taxable) temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible (Taxable) Temporary Difference For Which No Deferred Tax Asset is Recognised	$ (25,924)	$ (40,380)